Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash Payments	Cash payments during fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Cash payments:
Interest	¥77,321	¥71,280	¥75,013
Income taxes, net	31,046	50,813	181,854